OTHER REAL ESTATE OWNED (Tables)	12 Months Ended
Dec. 31, 2014
OTHER REAL ESTATE OWNED [Abstract]
Valuation allowance for other real estate owned
We periodically review our real estate owned properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate owned follows:

	2014	2013	2012
	(In thousands)
Balance at beginning of year	$4,047	$5,958	$14,655
Additions charged to expense	663	2,598	3,769
Direct write-downs upon sale	(2,199)	(4,509)	(12,466)
Balance at end of year	$2,511	$4,047	$5,958